UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05820
The Hyperion Total Return Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2006
Date of reporting period: August 31, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.7%
U.S. Government Agency Collateralized Mortgage Obligations - 2.9%
Federal Home Loan Mortgage Corporation
Series 1675, Class KC	6.50%		10/15/10	$4,130	@	$4,164,310
Series 1604, Class MC	9.00	†	11/15/08	565		575,952
Series 1604, Class SB	9.00	†	11/15/08	109		110,693
Series 1587, Class SK	9.00	†	10/15/08	873		892,842

						5,743,797

Federal National Mortgage Association
Series 1997-79, Class PL	6.85		12/18/27	1,081		1,115,384
Series 1998-W6, Class B3	7.09		10/25/28	1,287		1,151,030
Series 1993-170, Class SC	9.00	†	09/25/08	52		54,031
Series 1993-48, Class C	9.50		04/25/08	56		55,901

						2,376,346

Total U.S. Government Agency Collateralized Mortgage Obligations (Cost — $7,922,829)						8,120,143

U.S. Government Agency Pass-Through Certificates - 56.3%
Federal Home Loan Mortgage Corporation
Pool A16170	6.00		12/01/33	3,644		3,659,092
Pool A17112	6.00		12/01/33	11,853	@	11,901,492
Pool A24261	6.50		07/01/34	2,477		2,518,770
Pool A25455	6.50		08/01/34	3,066		3,117,390
Pool A13915	7.00		09/01/33	2,726		2,803,155
Pool A17331	7.00		12/01/33	123		126,880
Pool C53494	7.50		06/01/31	51		52,644
Pool C56878	8.00		08/01/31	339		357,111
Pool C58516	8.00		09/01/31	406		427,345
Pool C59641	8.00		10/01/31	370		389,211
Pool C55166	8.50		07/01/31	219		234,892
Pool C55167	8.50		07/01/31	78		83,757
Pool C55168	8.50		07/01/31	82		88,165
Pool C55169	8.50		07/01/31	214		229,610
Pool C60422	8.50		10/01/31	63		68,048
Pool C60423	8.50		10/01/31	246		264,078
Pool C60424	8.50		10/01/31	141		151,393
Pool G01466	9.50		12/01/22	2,148		2,331,754
Pool 555538	10.00		03/01/21	2,000		2,166,642

						30,971,429

Federal National Mortgage Association
TBA	6.00		12/01/35	18,000		18,000,000
Pool 649881	6.00		09/01/32	2,691		2,702,750
Pool 811125	6.00		02/01/35	3,449		3,453,963
Pool 650162	6.50		10/01/32	2,067		2,104,736
Pool 652870	6.50		10/01/32	2,099		2,137,766
Pool 654917	6.50		08/01/32	5,523	@	5,624,717
Pool 655843	6.50		09/01/32	2,398		2,442,017
Pool 783828	6.50		07/01/34	1,480		1,503,857
Pool 789949	6.50		07/01/34	3,845	@	3,906,810
Pool 796005	6.50		09/01/34	7,625	@	7,747,780
Pool 809240	6.50		01/01/35	2,672		2,714,638
Pool 555933	7.00		06/01/32	9,645	@	9,948,415
Pool 642102	7.00		05/01/32	2,527		2,599,169
Pool 645406	7.00		05/01/32	1,933		1,988,199
Pool 645912	7.00		06/01/32	1,943		1,998,873
Pool 645913	7.00		06/01/32	2,068		2,127,394
Pool 651588	7.00		07/01/32	615		633,051
Pool 660181	7.00		10/01/32	520		534,782
Pool 661116	7.00		10/01/32	770		792,424

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Pool 663372	7.00%		10/01/32	$356		$365,800
Pool 663874	7.00		10/01/32	871		896,172
Pool 669474	7.00		11/01/32	583		599,355
Pool 678012	7.00		08/01/32	2,059		2,118,479
Pool 759505	7.00		01/01/34	2,408		2,472,721
Pool 794759	7.00		10/01/34	2,663		2,734,669
Pool 796481	7.00		08/01/34	2,274		2,335,470
Pool 843773	7.00		12/01/35	1,320		1,355,416
Pool 255053	7.50		12/01/33	766		791,688
Pool 545990	7.50		04/01/31	3,550	@	3,687,139
Pool 735576	7.50		11/01/34	4,306	@	4,468,149
Pool 784369	7.50		07/01/13	468		468,338
Pool 789284	7.50		05/01/17	1,058		1,084,524
Pool 827853	7.50		10/01/29	915		949,720
Pool 833602	7.50		11/01/35	2,893	@	2,989,025
Pool 885034	7.50		05/01/36	3,119	@	3,217,435
Pool 896391	7.50		06/01/36	5,686		5,880,190
Pool 398800	8.00		06/01/12	1,094		1,132,907
Pool 735800	8.00		01/01/35	2,548		2,705,532
Pool 887694	8.00		06/01/36	1,921		2,024,512
Pool 827855	8.50		10/01/29	1,893		2,034,697
Pool 545436	9.00		10/01/31	1,356		1,479,316
Pool 852865	9.00		07/01/20	2,922		3,155,585
Pool 458132	9.46		03/15/31	3,321		3,638,686

						125,546,866

Total U.S. Government Agency Pass-Through Certificates (Cost — $159,764,262)						156,518,295

U.S. Treasury Obligations - 7.5%
United States Treasury Notes (Cost — $20,671,253)	4.50		02/15/16	21,300	@	20,903,117

Total U.S. Government & Agency Obligations (Cost — $188,358,344)						185,541,555

ASSET-BACKED SECURITIES - 29.7%
Housing Related Asset-Backed Securities - 23.5%
125 Home Loan Owner Trust
Series 1998-1A, Class M2* (b)	7.75		02/15/29	403		403,054
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	10,060		8,048,000
Asset Backed Funding Corporation
Series 2005-AQ1, Class B1* (e)	5.75/6.25		06/25/35	1,986		1,693,681
Series 2005-AQ1, Class B2* (e)	5.75/6.25		06/25/35	2,087		1,754,704

						3,448,385

First Franklin Mortgage Loan Trust
Series 2004-FF8, Class B4* (d)	8.82	†	10/25/34	2,500		2,409,638
Series 2004-FFH2, Class B1* (d)	8.82	†	06/25/34	2,750		2,679,682

						5,089,320

Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	3,609		3,702,427
Series 1998-8, Class M1	6.98		09/01/30	5,000		2,700,000
Series 1997-6, Class B1	7.17		01/15/29	6,955		1,390,988
Series 1997-6, Class M1	7.21		01/15/29	6,100		5,345,125
Series 1997-3, Class M1	7.53		03/15/28	4,500		3,240,000
Series 1997-6, Class A9	7.55		01/15/29	2,376		2,491,674
Series 1995-6, Class M1	8.10		09/15/26	8,650		9,042,537

						27,912,751

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-14, Class B4* (b)	5.55	%†	12/19/35	$1,179	$998,913
Series 2005-2, Class B4* (b) (d)	6.11	†	05/19/35	2,976	2,690,072
Series 2005-1, Class B4* (b) (d)	7.08	†	03/19/35	1,264	1,140,815
Series 2005-1, Class B5* (b) (d)	7.08	†	03/19/35	1,823	1,440,096
Series 2005-1, Class B6* (b) (d)	7.08	†	03/19/35	2,287	571,843

					6,841,739

Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,807	1,586,046
Series 2004-1, Class M2	8.11		08/15/37	2,809	2,943,981

					4,530,027

Structured Asset Investment Loan Trust
Series 2004-11, Class M9(e)	5.00		01/25/35	3,775	3,575,563
Series 2004-8, Class B1(d)	7.82	†	09/25/34	2,000	1,930,520

					5,506,083

Structured Asset Securities Corporation
Series 2005-6, Class B6	5.34	†	05/25/35	983	616,682
Series 2005-6, Class B5	5.34	†	05/25/35	983	783,760
Series 2005-6, Class B7	5.34	†	05/25/35	664	199,073

					1,599,515

Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96		09/07/31	2,000	2,097,840

Total Housing Related Asset-Backed Securities (Cost — $70,992,129)					65,476,714

Non-Housing Related Asset-Backed Securities - 2.0%
Aerco Ltd.
Series 2A, Class A3* (b)	5.79	†	07/15/25	3,339	2,930,030
Airlines Pass Through Trust
Series 1R, Class A8	5.71	†	03/15/19	2,748	2,637,608
Global Rated Eligible Assets Trust
Series 1998-A, Class A1	7.33		09/15/07	1,560	0
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A(c)	8.24		03/15/06	2,265	0

Total Non-Housing Related Asset-Backed Securities (Cost — $4,914,602)					5,567,638

Franchise Securities - 0.2%
FFCA Secured Lending Corp.
Series 1998-1, Class A1B* (b)	6.73		10/18/25	155	155,227
Franchisee Loan Receivable Trust
Series 1995-B, Class A*	9.33	†	01/15/11	945	373,862

Total Franchise Securities (Cost — $1,104,670)					529,089

Collateralized Debt Obligations - 4.0%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL* (b)	6.58	†	05/24/37	5,000	5,119,140
Apidos CDO
Series 2005-2A, Class B* (b)	6.29	†	12/21/18	4,000	4,015,000
Porter Square CDO I Limited
Series 1A, Class C* (b)	9.17	†	08/15/38	2,000	2,047,500

Total Collateralized Debt Obligations (Cost — $10,918,817)					11,181,640

Total Asset-Backed Securities (Cost — $87,930,218)					82,755,081

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

COMMERCIAL MORTGAGE BACKED SECURITIES - 18.2%
Banc America Commercial Mortgage Trust
Series 2006-2, Class J*	5.48%		05/10/45	$332		$288,994
Bear Stearns Commercial Mortgage Securities
Series 2006-PWR11, Class H*	5.63		03/11/39	1,700		1,607,792
Series 1999-C1, Class D	6.53		02/14/31	5,000		5,294,250

						6,902,042

CD 2006 CD2
Series 2006-CD2, Class J*	5.47		01/11/46	1,000		942,847
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000		2,223,254
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1* (b)	6.75		06/20/31	1,875		1,961,138
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J* (b)	4.65	†	11/15/37	1,000		878,361
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class K* (b)	5.74		02/15/39	4,715		4,473,040
First Chicago/Lennar Trust
Series 1997-CHL1, Class D* (b)	7.59	†	04/29/39	637		637,864
GM Building Mezzanine Loan(g)	6.00		02/10/10	5,000		4,785,386
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H*	5.72		12/12/44	2,300		2,184,471
JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.65	†	07/15/31	5,000	@	5,288,070
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L* (b)	5.68		07/15/35	5,300		5,183,395
Morgan Stanley Capital I
Series 2006-TOP21, Class H* (b)	5.44		10/12/52	1,500		1,393,425
Series 2006-IQ11, Class J	5.53		10/15/42	256		217,104

						1,610,529

Nationslink Funding Corp.
Series 1998-2, Class F* (b)	7.11		08/20/30	4,840		5,097,827
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3* (b)	7.19		01/11/22	3,000		3,146,700
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H* (b)	5.48	†	10/15/41	4,000		3,808,236
Series 2004-WL4A, Class H* (b)	6.18	†	10/15/15	1,300		1,300,009

						5,108,245

Total Commercial Mortgage Backed Securities (Cost — $48,096,067)						50,712,163

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.2%
Subordinated Collateralized Mortgage Obligations - 14.2%
Banc of America Alternative Loan Trust
Series 2004-3, Class 30B6	5.50		04/25/34	637		197,466
Banc of America Funding Corporation
Series 2003-3, Class B4	5.46	†	10/25/33	909		785,739
Series 2003-3, Class B5	5.46	†	10/25/33	909		624,294
Series 2003-3, Class B6	5.46	†	10/25/33	912		364,696

						1,774,729

Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50		05/25/35	541		452,068
Series 2005-4, Class B5	5.50		05/25/35	406		264,153
Series 2005-4, Class B6	5.50		05/25/35	271		90,742
Series 2005-5, Class 30B4	5.50		06/25/35	790		658,337
Series 2005-5, Class 30B5	5.50		06/25/35	593		383,056
Series 2005-5, Class 30B6	5.50		06/25/35	593		198,806
Series 2001-4, Class 1B3	6.75		04/20/31	1,581		1,579,294

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

					$3,626,456

Countrywide Home Loans
Series 2003-57, Class B3	5.50%		01/25/34	$483	426,094
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5* (b)	5.45	†	07/25/35	421	271,771
Series 2005-4, Class B6* (b)	5.45	†	07/25/35	422	124,494
Series 2005-3, Class B5	5.50		06/25/35	339	218,301
Series 2005-3, Class B6	5.50		06/25/35	339	100,102

					714,668

First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	5.82	†	06/25/30	398	398,100
G3 Mortgage Reinsurance Ltd.
Series 1, Class E* (b)	25.39	†	05/25/08	5,539	5,952,953
GMAC Mortgage Corp. Loan Trust
Series 2003-J9, Class B1	5.50		01/25/34	866	693,468
Series 2003-J9, Class B2	5.50		01/25/34	866	515,949
Series 2003-J9, Class B3	5.50		01/25/34	848	211,942

					1,421,359

JP Morgan Mortgage Trust
Series 2003-A2, Class B4	4.56	†	11/25/33	544	495,285
Residential Finance Limited Partnership
Series 2004-B, Class B5* (b)	6.92	†	02/10/36	3,443	3,482,265
Series 2002-A, Class B7	11.07	†	10/10/34	2,814	2,828,408

					6,310,673

Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	595	504,737
Series 2004-S1, Class B3	5.25		02/25/34	219	83,242
Series 2003-S7, Class B2	5.50		05/25/33	668	452,885
Series 2003-S7, Class B3(a)	5.50		05/25/33	954	381,463

					1,422,327

Resix Finance Ltd. Credit-Linked Notes
Series 2005-C, Class B7* (b)	8.47	†	09/10/37	3,950	3,935,297
Series 2004-C, Class B7* (b)	8.87	†	09/10/36	1,460	1,471,776
Series 2003-D, Class B7* (b)	11.12	†	12/10/35	1,901	1,942,369
Series 2003-CB1, Class B8* (b)	12.12	†	06/10/35	1,893	1,929,999
Series 2004-A, Class B10* (b)	16.87	†	02/10/36	844	865,381

					10,144,822

Washington Mutual
Series 2005-AR2, Class B11(d)	6.31	†	01/25/45	3,726	2,873,484
Series 2005-AR2, Class B12(d)	6.31	†	01/25/45	3,248	730,841

					3,604,325

Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,757	1,521,039
Series 2004-6, Class B5	5.50		06/25/34	1,055	746,951
Series 2004-6, Class B6	5.50		06/25/34	703	267,148
Series 2002-10, Class B6	6.00		06/25/32	473	323,967

					2,859,105

Total Subordinated Collateralized Mortgage Obligations (Cost — $38,865,170)					39,348,362

Total Non-Agency Residential Mortgage Backed Securities (Cost — $38,865,170)					39,348,362

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES - 6.4%
Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2* (b) (f)	1.60	%†	09/11/36	$55,684	$2,283,024
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class X2* (b) (f)	1.30	†	02/15/35	74,184	1,345,542
COMM Commercial Mortgage
Class 2001-J2A, Class EIO*(b) (f)	3.87	†	07/16/34	10,000	2,784,600
Commercial Capital Access One, Inc.
Series 2001-A, Class T1(f)	4.50		02/15/09	18,000	1,886,400
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1* (b) (f)	0.31	†	05/10/36	84,707	3,451,121
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1* (b) (f)	0.39	†	05/03/18	251,160	2,593,952
Vendee Mortgage Trust
Series 1997-2, Class IO(f)	0.06	†	06/15/27	39,574	75,191
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1* (b) (f)	0.42	†	11/15/34	82,456	3,487,903

Total Interest Only Securities (Cost — $21,304,849)					17,907,733

				Shares	Value

COMMON STOCKS - 0.6%
Duke Realty Corp. (REIT)				11,583	439,922
MFA Mortgage Investments Incorporated (REIT)				171,900	1,208,457

Total Common Stocks (Cost — $1,314,982)					1,648,379

PREFERRED STOCKS - 1.2%
Equity Office Properties Trust Series B, 5.25% (REIT)				46,012	2,514,556
SL Green Realty Corp. Series C, 7.63% (REIT)				29,900	761,852

Total Preferred Stocks (Cost — $2,725,533)					3,276,408

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

SHORT TERM INVESTMENTS - 0.0%
United States Treasury Bills (Cost — $99,830)	0.00		09/14/06	100 #	99,821

Total Investments - 137.0% (Cost — $388,694,993)					381,289,502
Liabilities in Excess of Other Assets — (37.0)%					(102,979,674)

NET ASSETS - 100.0%					$278,309,828

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
†	—	Variable Rate Security: Interest rate is the rate in effect August 31, 2006.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	—	Portion or entire principal amount it held as collateral for open futures contracts.
(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
(b)	—	Private placement.
(c)	—	This issue is currently making only partial interest payments.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.
(g)	—	Represents investment in Mezzanine Loans.
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust
TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.
/\	—	At August 31, 2006, the aggregate cost of investments for income tax purposes was $388,694,993. Net unrealized depreciation aggregated $7,405,491 of which $9,318,634 related to appreciated investment securities and $16,724,125 related to depreciated investment securities.

THE HYPERION TOTAL RETURN FUND, INC.
August 31, 2006
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 31% of the investments in securities held by the Fund at August 31, 2006) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

THE HYPERION TOTAL RETURN FUND, INC.
August 31, 2006
At August 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$3,125,000	CS First Boston, 5.30%, dated 8/23/06, maturity date 9/19/06	$3,137,422
3,791,000	CS First Boston, 5.30%, dated 8/23/06, maturity date 9/19/06	3,806,069
11,559,000	Goldman Sachs, 5.30%, dated 8/22/06, maturity date 9/18/06	11,604,947
7,493,000	Greenwich, 5.31%, dated 8/10/06, maturity date 9/12/06	7,529,472
4,313,000	Greenwich, 5.31%, dated 8/10/06, maturity date 9/12/06	4,333,994
5,008,000	J.P. Morgan (Chase), 5.38%, dated 8/22/06, maturity date 9/25/06	5,033,446
20,581,125	Lehman Brothers, 5.10%, dated 8/24/06, maturity date 9/7/06	20,621,944
4,032,000	Lehman Brothers, 5.30%, dated 8/28/06, maturity date 9/21/06	4,046,246
9,587,000	Lehman Brothers, 5.31%, dated 8/17/06, maturity date 9/21/06	9,636,493
5,432,000	Lehman Brothers, 5.31%, dated 8/17/06, maturity date 9/21/06	5,460,043
3,555,000	Merrill Lynch, 5.30%, dated 8/23/06, maturity date 9/19/06	3,569,131
2,897,000	Merrill Lynch, 5.30%, dated 8/28/06, maturity date 9/27/06	2,909,795

$81,373,125

Maturity Amount, Including Interest Payable	$81,689,002

Market Value of Assets Sold Under Agreements	$83,846,459

Weighted Average Interest Rate	5.26%

The average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2006, was approximately $92,354,354 at a weighted average interest rate of 5.82%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $96,898,142 as of June 6, 2006, which was 29.14% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

THE HYPERION TOTAL RETURN FUND, INC.
August 31, 2006
As of August 31, 2006, the following swap agreements were outstanding:

			Net
	Expiration		Unrealized
Notional Amount	Date	Description	Appreciation
2,500,000	9/11/42	Agreement with Bear Sterns and Co., dated 11/2/05 to receive monthly the notional amount multiplied by 2.10% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9 K.	$31,850
5,000,000	2/15/39	Agreement with Royal Bank of Scotland, dated 8/11/06 to receive monthly the notional amount multiplied by 1.08% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006-CIK.	862
5,000,000	10/15/42	Agreement with Royal Bank of Scotland, dated 8/11/06 to receive monthly the notional amount multiplied by 1.03% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on MSC 2006-IQIIH.	1,505

			$34,217

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of August 31, 2006, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at August 31,	Unrealized
Amount	Type	Expiration Date	Trade Date	2006	Appreciation
$14,000,000	5 Yr. U.S. Treasury Note	December 2006	$14,668,238	$14,715,313	$47,075
Short:
Notional			Cost at	Value at August 31,	Unrealized
Amount	Type	Expiration Date	Trade Date	2006	(Depreciation)
$15,900,000	10 Yr. U.S. Treasury Note	December 2006	$16,999,386	$17,072,625	$(73,239)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer
Date: October 18, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer
Date: October 18, 2006

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: October 18, 2006